Income Taxes (Tables)	12 Months Ended
Dec. 31, 2013
Income Tax Disclosure [Abstract]
Schedule Of Pre Tax Earnings	Pre-tax earnings consisted of the following for the years ended December 31, 2013 and 2012:
December 31,	2013	2012

Total Pre-Tax (Loss) Earnings	$(10,146,228)	$382,838

Schedule of Components of Income Tax Expense (Benefit)
The provision (benefit) for income taxes for the years ended December 31, 2013 and 2012 was as follows:

	2013	2012

Current Income Tax Provision (Benefit)
Federal – (all related to Gain on Sale of Discontinued Operations)	$—	$19,800
State and Foreign	—	—
State Tax Credit Refund	—	—
Net Change in Liability for Unrecognized Tax Benefits	—	—
	$—	$19,800
Deferred Provision (Benefit)	—	—

Total Provision (Benefit)	$—	$19,800

Schedule of Effective Income Tax Rate Reconciliation
A reconciliation of the statutory U.S. federal income tax rate to the effective rates for the years ended December 31, 2013 and 2012 is as follows:

	2013	2012
Federal Income Tax at Statutory Rate	34.4%	34.0%
State Tax Provision, Net of Federal Benefit	0.5%	3.5%
Foreign Income Taxed at Other Than 34%	(0.2)%	0.0%
Meals and Entertainment	0.0%	1.4%
Stock Compensation Expense	(0.6)%	16.1%
Research and Development Credits	(0.2)%	4.2%
Loss on Derivative Valuation	(12.2)%	0.0%
Debt Discount	(0.2)%	0.0%
Officer’s Life Insurance	0.0%	0.3%
Change in Rate Assumptions	41.0%	(114.5)%
Adjustments to Prior Year Tax Credits	0.7%	(11.6)%

Effective Tax Rate	63.2%	(66.6)%
Change in Valuations Allowance	(63.2)%	77.7%

Net Effective Tax Rate	0.0%	11.1%

Schedule of Deferred Tax Assets and Liabilities
Deferred tax assets (liabilities) for the years ended December 31, 2013 and 2012 consist of the following:

	2013	2012

Inventory and Inventory Related Items	$196,871	$234,000
Warranty Reserves	10,845	32,000
Accrued Interest	9,673	152,000
Accrued Services	(1,887)	28,000
Accrued Loss Contingency	—	9,000
Accrued Officer Compensation	111,276	—
Net Operating Loss Carryforwards	9,739,496	2,881,000
Accrued Compensation	—	405,000
Amortization	(143,364)	—
(Gain)Loss on Fixed Assets	100,464	—
Patents Costs and Loss on Abandonment or Sale of Patents	(81,093)	—
Charitable Contributions	2,487	—
Unrealized Gains/Losses	47,049	—
Tax Credit Carryforwards	1,466,429	1,399,000
Depreciation	7,832	11,000

Total Gross Deferred Tax	$11,466,078	$5,151,000
Valuation Allowance — 100%	(11,466,078)	(5,151,000)

Net Deferred Tax	$—	$—